Summary Of Significant Accounting Policies (Tables)	12 Months Ended
Jan. 31, 2012
Summary Of Significant Accounting Policies [Abstract]
Estimated Useful Lives Of Property And Equipment

		As of January 31,
(Amounts in millions)	Estimated Useful Lives	2012	2011
Land	N/A	$23,499	$24,386
Buildings and improvements	3–40 years	84,275	79,051
Fixtures and equipment	3–25 years	39,234	38,290
Transportation equipment	3–15 years	2,682	2,595
Construction in progress	N/A	5,312	4,262

Property and equipment		$155,002	$148,584
Accumulated depreciation		(45,399)	(43,486)

Property and equipment, net		$109,603	$105,098

Goodwill By Operating Segment

(Amounts in millions)	Walmart U.S.	Walmart International	Sam's Club	Total
February 1, 2010	$207	$15,606	$313	$16,126
Currency translation and other	—	605	—	605
Acquisitions	32	—	—	32

January 31, 2011	239	16,211	313	16,763
Currency translation and other	—	(535)	—	(535)
Acquisitions	200	4,223	—	4,423

January 31, 2012	$439	$19,899	$313	$20,651

Summary Of Membership Fee Activity

	Fiscal Years Ended January 31,
(Amounts in millions)	2012	2011	2010
Deferred membership fee revenue, beginning of year	$542	$532	$541
Cash received from members	1,111	1,074	1,048
Membership fee revenue recognized	(1,094)	(1,064)	(1,057)

Deferred membership fee revenue, end of year	$559	$542	$532